Notes payable - Promissory Note 2024 (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2020	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 316,627
Promissory Note - 2024
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 10,000	10,000
Issue price as a percentage of principal amount	97.00%
Unamortized debt discount	$ 300	$ 300
Interest rate	3.25%
Interest expense	$ 1,047